                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F-HR

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2005
                                                  ------------------

Check here if Amendment [ ];  Amendment Number: ______
     This Amendment (Check only one.):   [ ] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Artemis Advisors, LLC
Address:      450 Park Avenue
              New York, New York

Form 13F File Number:  28-11067

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Lloyd Appel
Title:        Chief Financial Officer
Phone:        917-322-7006

          Signature                    Place                   Date of Signing
                                    New York, NY               October 19, 2005
                                    ------------               ----------------

     /s/ Lloyd Appel
   ------------------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:



Number of Other Included Managers:          0
                                        -------------

Form 13F Information Table Entry Total:     51
                                        -------------

Form 13F Information Table Value Total:     297,342
                                        -------------
                                         (Thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

















                                       2



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
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              COLUMN 1           COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5            COLUMN 6   COLUMN 7        COLUMN 8
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                                                         (000)      SHRS OR   SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
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          NAME OF ISSUER      TITLE OF CLASS   CUSIP     VALUE      PRN AMT   PRN  CALL  DESCRETION  MANAGERS  SOLE    SHARED  NONE
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
ADC TELECOMMUNICATIONS INC    COM            000886309     5,742    251,200  SH         SOLE                   251,200     0      0
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ALCATEL                       SPONSORED ADR  013904305     6,703    499,500  SH         SOLE                   499,500     0      0
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AMERICAN INTERNATIONAL GROUP
  INC                         COM            026874107       569      9,187  SH         SOLE                     9,187     0      0
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AMERICAN POWER CONVERSION
  CORP                        COM            029066107     9,008    347,800  SH         SOLE                   347,800     0      0
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ARAMARK CORP                  COM            038521100    10,668    399,400  SH         SOLE                   399,400     0      0
------------------------------------------------------------------------------------------------------------------------------------
AVAYA INC                     COM            053499109     3,090    300,000  SH         SOLE                   300,000     0      0
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BEAR STEARNS COMPANIES INC    COM            073902108        44        400  SH         SOLE                       400     0      0
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CENVEO INC                    COM            15670s105     5,915    570,400  SH         SOLE                   570,400     0      0
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CHARLES SCHWAB CORP NEW       COM            808513105     9,167    635,300  SH         SOLE                   635,300     0      0
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CINCINNATI BELL INC.          COM            171871106        73     16,500  SH         SOLE                    16,500     0      0
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COCA COLA CO                  COM            191216100    13,380    309,800  SH         SOLE                   309,800     0      0
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COLGATE PALMOLIVE CO          COM            194162103     3,975     75,300  SH         SOLE                    75,300     0      0
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CROWN HOLDINGS INC            COM            228368106    10,348    649,200  SH         SOLE                   649,200     0      0
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DAVITA INC                    COM            23918k108     2,561     55,600  SH         SOLE                    55,600     0      0
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DST SYSTEMS INC-DEL           COM            233326107    13,225    241,200  SH         SOLE                   241,200     0      0
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ECI TELECOM LTD               COM            268258100     5,205    623,300  SH         SOLE                   623,300     0      0
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FIRST AMERICAN CORP           COM            318522307     9,728    213,000  SH         SOLE                   213,000     0      0
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FREESCALE SEMICONDUCTOR INC
  CL B                        COM            35687m206       108      4,598  SH         SOLE                     4,598     0      0
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GENERAL MARITIME CORP         COM            y2692m103       368     10,000  SH         SOLE                    10,000     0      0
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GOODYEAR TIRE & RUBBER CO     COM            382550101    15,563    998,300  SH         SOLE                   998,300     0      0
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HSBC HOLDINGS PLC             SPONSORED ADR  404280406     3,921     48,266  SH         SOLE                    48,266     0      0
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IMPAC MORTGAGE HOLDINGS INC   COM            45254p102       858     70,000  SH         SOLE                    70,000     0      0
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JDS UNIPHASE CORP             COM            46612j101     4,674  2,105,400  SH         SOLE                 2,105,400     0      0
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JUNIPER NETWORKS              COM            48203r104     2,389    100,400  SH         SOLE                   100,400     0      0
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LIBERTY GLOBAL INC CLASS A    COM            530555101     8,119    299,800  SH         SOLE                   299,800     0      0
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LIBERTY GLOBAL INC SERIES C   COM            530555309     6,636    257,700  SH         SOLE                   257,700     0      0
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LIBERTY MEDIA CORP SER A      COM            530718105     7,224    897,400  SH         SOLE                   897,400     0      0
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LIFEPOINT HOSPITALS INC       COM            53219l109     8,737    199,800  SH         SOLE                   199,800     0      0
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METRO ONE TELECOMMUNICATIONS
  INC                         COM            59163f105        56     77,500  SH         SOLE                    77,500     0      0
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MICROSOFT CORP                COM            594918104    11,604    451,000  SH         SOLE                   451,000     0      0
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MOTOROLA INC.                 COM            620076109       920     41,646  SH         SOLE                    41,646     0      0
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NII HOLDINGS INC CL B         COM            62913f201     6,925     82,000  SH         SOLE                    82,000     0      0
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NORTEL NETWORKS CORP.         COM            656568102       136     41,823  SH         SOLE                    41,823     0      0
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NOVARTIS AG                   SPONSORED ADR  66987v109     6,207    121,700  SH         SOLE                   121,700     0      0
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OMNICARE INC                  COM            681904108     5,634    100,200  SH         SOLE                   100,200     0      0
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ORACLE CORP                   COM            68389x105     4,972    401,300  SH         SOLE                   401,300     0      0
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PEPSICO INC.                  COM            713448108     4,270     75,300  SH         SOLE                    75,300     0      0
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PUT  PFIZER INC   JAN 025     PUT            7170819m7       421      3,010       PUT   SOLE                     3,010     0      0
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SANOFI-AVENTIS                SPONSORED ADR  80105n105     7,928    190,800  SH         SOLE                   190,800     0      0
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SPRINT NEXTEL CORPORATION     COM            852061100    11,833    497,600  SH         SOLE                   497,600     0      0
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STANDARD & POORS DEPOSITARY
  RECEIPTS                    COM            78462f103    27,930    227,000  SH         SOLE                   227,000     0      0
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SYNERON MEDICAL LTD           COM            m87245102     3,069     84,000  SH         SOLE                    84,000     0      0
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TIFFANY & CO                  COM            886547108     5,958    149,800  SH         SOLE                   149,800     0      0
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TRW AUTOMOTIVE HOLDINGS INC   COM            87264s106        18        600  SH         SOLE                       600     0      0
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UNITED RENTALS INC            COM            911363109       402     20,400  SH         SOLE                    20,400     0      0
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VALEANT PHARMACEUTICALS INTL  COM            91911x104     4,857    241,900  SH         SOLE                   241,900     0      0
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VERISIGN INC                  COM            92343e102     1,069     50,000  SH         SOLE                    50,000     0      0
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VIACOM INC-CL B               COM            925524308     7,490    226,900  SH         SOLE                   226,900     0      0
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VODAFONE GROUP PLC            SPONSORED ADR  92857w100       760     29,250  SH         SOLE                    29,250     0      0
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WELLMAN INC                   COM            949702104     1,994    315,000  SH         SOLE                   315,000     0      0
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WYETH COM                     COM            983024100    14,890    321,800  SH         SOLE                   321,800     0      0
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                                                         297,342
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